Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation of financial statements:

The consolidated financial statements as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, are in compliance with International Financial Reporting Standards (hereinafter - "IFRS"), and interpretations issued by the IFRS Interpretations Committee applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board.

In connection with the presentation of these consolidated financial statements, the following should be noted:

1)	The significant accounting policies described below have been applied consistently to all the years presented, unless otherwise stated.

2)	The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial liabilities (including derivatives) at fair value through profit or loss, which are presented at fair value.

3)	The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Company's management to exercise its judgment in the process of applying the Company's accounting policies. Actual results may differ materially from estimates and assumptions used by management.

b.	Consolidated financial statements

Subsidiaries

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Intercompany balances and transactions, including income and expenses on transactions between The Company's subsidiaries are eliminated.

The accounting policies applied by the subsidiaries are consistent with the accounting policies adopted by the Company.

c.	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker in the Company, who is responsible for allocating resources and assessing the performance of the operating segments. The Company has one operating segment. Entity wide disclosures are provided in Note 21.

d.	Translation of foreign currency balances and transactions:

1)	Functional and presentation currency

Items included in the financial statements of each of the Company's subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (hereinafter - the "Functional Currency"). The consolidated financial statements of the Company are presented in U.S. dollars, which is the Company's Functional Currency.

2)	Transactions and balances

Transactions made in a currency which is different from the functional currency (hereinafter - "Foreign Currency") are translated into the Functional Currency using the exchange rates prevailing at the dates of the transactions or valuations where the items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss as finance income (expense).

e.	Cash and cash equivalents

Cash and cash equivalents include cash in hand, short-term bank deposits and other short-term highly liquid investments with original maturities of three months or less, which are subject to insignificant risk of changes in value.

f.	Trade receivables

The trade receivable balance represents the unconditional right to consideration because only the passage of time is required before the payment is due from Company customers for licenses granted or services rendered in the ordinary course of business. If collection is expected within one year or less, trade receivables are classified as current assets. If not, trade receivables are presented as non-current assets.

Trade receivables are initially recognized based on their transaction price, and subsequently measured at amortized cost using the effective interest method, less a provision for doubtful accounts. For further details see Note 2(k).

g.	Goodwill

Goodwill arising from a business combination represents the excess of the overall amount of the consideration transferred, the amount of any non-controlling interests in the acquired company over the net amount as of acquisition date of the identifiable assets acquired and the liabilities assumed.

Impairment reviews of the cash-generating-unit (hereinafter - "CGU") to which goodwill was allocated are undertaken annually and whenever there is any indication of impairment of a CGU. The carrying amount of the Company's assets (which constitutes a single CGU), including goodwill, is compared to its recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment loss is allocated to reduce the carrying amount of the Company's assets at the following order: first to reduce the carrying amount of any goodwill allocated to a CGU and subsequently to the remaining assets of the Company, which fall within the scope of IAS 36, "Impairment of Assets", on a proportionate basis based on the carrying amount of each Company asset.

Any impairment loss is recognized immediately in profit or loss and is not subsequently reversed. As of December 31, 2018, 2017 and 2016, the Company did not record impairment of goodwill. For further details see Note 6.

h.	Intangible assets:

1)	Research and development

Through December 31, 2018 and 2017, the Company has not met the criteria for capitalizing development expenses as intangible assets, and accordingly, no asset has so far been recognized in the consolidated financial statements in respect of capitalized development expenses. Consequently, the research and development expenses of the Company are fully recognized as incurred.

2)	Technology

The Company's technology was acquired either separately or as part of a business combination and represents an innovative data security product, which is a supplementary product to various other products such as Firewall, applications, SharePoint, etc., and other related intellectual property. Technology is amortized over 8 and 6 years using the straight-line method, with such amortization classified as cost of revenues.

i.	Impairment of non-monetary assets

An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value, less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (CGUs). As mentioned above, the Company constitutes a single CGU. Non-monetary assets, other than goodwill, that were impaired are reviewed annually for possible reversal of the impairment recognized at each balance sheet date. The Company did not record any impairment charges during the three years ended December 31, 2018.

j.	Government grants

Government grants received from the Israeli Innovation Authority (hereinafter - the "IIA") as a participation in research and development performed by Safe-T (hereinafter - "IIA Grants") fall into the scope of "forgivable loans" as defined in IAS 20, "Accounting for Government Grants and Disclosure of Government Assistance" (hereinafter - "IAS 20").

IIA Grants are recognized in accordance with IFRS 9, "Financial Instruments" (hereinafter - "IFRS 9"). If on the date on which the right for the IIA Grants is established (hereinafter - "Entitlement Date") the Company's management concludes that there is no reasonable assurance that the IIA Grants to which entitlement has been established (hereinafter - the "Received Grant"), will not be repaid, the Company recognizes a financial liability on that date, which is accounted for under the provisions of IFRS 9 regarding financial liabilities measured at amortized cost.

k.	Financial assets and liabilities:

Accounting policies applied from January 1, 2018, under IFRS 9:

1)	Classification

The Company classifies its financial assets at amortized cost. The classification is determined, among other things, in accordance with the purpose for which the financial assets were acquired. The basis of classification depends on the Company's business model and the contractual cash flow characteristics of the financial asset.

Financial assets at amortized cost are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. These assets are classified as current assets, except for maturities of more than 12 months after the balance sheet date, which are classified as non-current assets. The Company's financial assets at amortized cost are included "accounts receivable," "restricted deposits" and "cash and cash equivalents" in the consolidated statements of financial position (see sections e and f above).

2)	Recognition and measurement

Financial assets, which are initially measured at fair value, including any transaction costs, are measured in subsequent periods at amortized cost using the effective interest method, except of trade receivables (see section f above). For information on the method used to measure the fair value of the Company's financial instruments, see Note 3.

3)	Impairment of financial assets - financial assets measured at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost. At each reporting date, the Company assesses whether the credit risk on a financial asset has increased significantly since initial recognition.

If the financial asset is determined to have low credit risk at the reporting date, the Company assumes that the credit risk on a financial asset has not increased significantly since initial recognition. The Company measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15, "Revenue from Contracts with Customers" (hereinafter - "IFRS 15") and on financial assets for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Company measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Accounting policies applied until December 31, 2017, under IAS 39, "Financial Instruments: Recognition and Measurement" (hereinafter - "IAS 39"):

1)	Classification

The Company classifies its financial assets as loans and receivables. The classification is determined, among other things, in accordance with the purpose for which the financial assets were acquired. The Company management determines the classification of the financial assets upon initial recognition.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities longer than 12 months after the statement of financial position date. These are classified as non-current assets. The Company's loans and receivables are presented among "accounts receivable," "restricted deposits" and "cash and cash equivalents" in the statement of financial position (see sections e and f above).

2)	Recognition and measurement

Financial assets, which are initially measured at fair value, including any transaction costs, are measured in subsequent periods at amortized cost using the effective interest method. Financial assets, which are measured at fair value through profit or loss are initially measured at fair value and the transaction costs are carried to the statement of operations. For information on the method used to measure the fair value of the Company's financial instruments, see Note 3.

3)	Impairment of financial assets - financial assets measured at amortized cost

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (hereafter - a "Loss Event") and that Loss Event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Where objective evidence for impairment exists, the amount of the loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred) discounted at the financial asset's original effective interest rate (i.e., the effective interest rate computed for the asset upon initial recognition). The asset's carrying amount is reduced and the amount of the loss is recognized in the statements of operations.

If the amount of impairment loss in a subsequent period decreases, and this decrease may be attributed to an objective event that took place after the impairment was recognized (like improved credit rating of the borrower), reversal of the previously recognized impairment loss is recorded in the statements of operations. The Company does not test impairment of groups of customers due to immateriality.

l.	Derivatives

The Company accounts for warrants with an exercise price denominated in NIS, with price adjustments and compensation and anti-dilution features as derivatives. The warrants are measured at fair value (level 1) in accordance with their quoted price. Changes are recorded to profit or loss on a periodic basis. The anti-dilution features are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis.

m.	Trade payables

Trade payables are the Company's obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade payables are recognized initially at fair value, and in subsequent periods at amortized cost using the effective interest method.

n.	Current and deferred income taxes

The tax expenses for the reported years comprise current and deferred taxes. Taxes are recognized in the consolidated statements of profit or loss, except to the extent that they relate to items recognized directly in equity. In that case, the tax is also recognized in equity.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company operates and generates taxable income. The Company's management periodically evaluates the tax aspects applicable to its taxable income based on the relevant tax laws and makes provisions in accordance with the amounts payable to the Israeli Tax Authorities.

Deferred income tax is provided using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements.

However, deferred income tax liabilities are not accounted for if they arise from initial recognition of goodwill. Also, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

The Company does not provide deferred income tax on temporary differences arising from investments in subsidiaries, since the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

o.	Employee benefits:

1)	Severance pay and pension obligations

A defined contribution plan is a post-employment benefits scheme under which group companies pay fixed contributions into a separate and independent entity. The Company has no legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

The Company's severance pay and pension obligations are generally funded through payments to insurance companies or trustee-administered funds. Under their terms, the said pension plans meet the criteria for defined contribution plan as above.

2)	Vacation and recreation pay

Every employee is legally entitled to vacation and recreation benefits, which are computed on an annual basis. This entitlement is based on the term of employment. The Company charges a liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee.

Since the Company expects that the benefit arising from vacation pay will be fully settled within 12 months of the end of the reporting period in which the employees provide the relating services, the liability in respect of this benefit is measured in accordance with the additional amount, which the Company expects to pay for unutilized vacation benefits accrued at the end of the reporting period.

3)	Severance pay

Severance pay is paid when an employee is terminated by the Company before the normal retirement date, or when an employee had agreed to accept voluntary redundancy in exchange for these benefits. The Company recognizes severance pay liabilities at the earlier of:

●	When the entity can no longer withdraw the offer of those benefits; and

●	When the entity recognizes costs for a restructuring in the scope of IAS 37, "Provisions, Contingent Liabilities and Contingent Assets", that includes the payment of severance benefits.

p.	Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the Company receives services from employees as consideration for equity instruments (options) of the Company. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted excluding the impact of any service and non-market performance vesting conditions. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

In addition, in some circumstances, employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date.

At the date of each balance sheet, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognizes the impact of the revision to original estimates, if any, in the consolidated statements of profit or loss, with a corresponding adjustment to equity.

When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

For plans that include conditions that are not vesting conditions, any relating expenses are immediately recognized in the consolidated statements of profit or loss. When the Company revises the conditions of an equity-settled grant, the Company recognizes an additional expense, in excess of the original expense calculated for every such revision that increases the overall fair value of the granted benefit or benefits the other service provider, based on the fair value at the time of revision.

q.	Revenue recognition:

1)	General

The Company has decided to early adopt IFRS 15 from January 1, 2017 (hereinafter - the "date of initial application"). The early adoption of IFRS 15 by the Company was done pursuant to the transitional provision that enables the recognition of the accumulated impact of adoption as an adjustment of the opening balance of retained earnings as of January 1, 2017 (also known as the modified retrospective approach).

This standard replaces the guidelines that were in effect through January 1, 2017 regarding revenue recognition and presents a new single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The standard provides two approaches to revenue recognition: one point in time or over time. The model framework consists of five steps for analyzing transactions to determine the timing and amount of revenue recognition.

a)	Identify the contract with the customer.

b)	Identify the separate performance obligations in the contract.

c)	Determine the transaction price.

d)	Allocate the transaction price to each of the performance obligations in the contract.

e)	Recognize revenue as each performance obligation is satisfied, while making a distinction between satisfying an obligation on a certain date and satisfying an obligation over time.

In addition, the standard provides new and more extensive disclosure requirements to those that exist today, which are provided in Notes 14 and 21.

2)	Accounting for perpetual and term licenses of software

The main impact which the standard had on the Company's consolidated financial statements is the timing of recognition of revenue in respect of the license component in transactions for the sale of fixed-term license contracts. Pursuant to the standard, the Company's promise to the customer in granting a license is to provide a right to use the entity's intellectual property as intellectual property exists (in terms of form and functionality), at the point in time at which the license is granted to the customer. This means that the customer can direct the use of, and obtain substantially all of the remaining benefits from, the license at the point in time at which the license transfers. Therefore, revenue in respect of the license component in such transactions shall be recognized at the time at which the license granted to the customer.

The total accumulated impact of the early adoption of the standard as of the date of initial application is a $49 thousand decrease in the accumulated deficit balance, which related solely to term licenses for which revenue was recorded earlier when compared to the previous policy.

The timing for the remaining performance obligations remained unchanged - see below.

3)	Presentation of revenue and revenue related balances

The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company controls the specified goods or services before the transfer to its customers. In determining this, the Company follows the accounting guidance for principal-agent considerations. This determination involves judgment and is based on an evaluation of the terms of each arrangement, considering the party that is primarily responsible in the arrangement, whether it bears inventory risk and whether it determines the prices charged to the customers. When an entity that is a principal satisfies a performance obligation, the entity recognizes revenue in the gross amount of consideration to which it expects to be entitled in exchange for the goods or services transferred.

Sales to resellers are recognized on a net basis which means that the reseller are considered the ultimate customer in such arrangements.

Revenue is recognized net to Value Added Tax.

The Company recognized obligations in respect of sale contracts at the total amount equal to the total amount of transactions invoiced, net of transactions in respect of which revenues were recognized.

4)	Allocation of revenue to multiple performance obligations

The Company allocates revenue to licenses, post contract customer support and professional services on a relative stand-alone selling price basis, except in cases in which a stand-alone selling price of an individual performance obligation is highly uncertain or variable, in which case the residual method is used.

5)	Election of certain practical expedients

The Company has also elected to apply the following practical expedients in connection with the application of IFRS 15:

1)	IFRS 15 was applied only to contracts that were not completed as of the date of the initial application.

2)	Where the asset that would be recognized as a result of capitalizing the cost of obtaining a contract would be amortized over one year or less, the Company shall expense those costs when incurred.

3)	For contracts in which, at inception, the period between the performance of the obligations (transfer of goods or service to the customer) and the associated payment is expected to be one year or less, the Company does not account for the effect of a significant financing component.

r.	Loss per share

Basic loss per share is calculated by dividing net loss attributable to holders of ordinary Company shares by the weighted average number of ordinary shares in issue during the period, excluding treasury shares.

When calculating the diluted loss per share, the Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows:

The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share the weighted average of the number of shares to be issued assuming the all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of ordinary Company shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares.

The potential shares, as above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

s.	New international financial reporting standards, amendments and interpretations to existing standards:

Standards, amendments and interpretations to new standards that are not yet effective and have not been early adopted by the Company:

1)	IFRS 16, "Leases" (hereinafter - "IFRS 16")

IFRS 16 will replace upon first-time implementation the existing guidance in IAS 17 "Leases" (hereinafter - "IAS 17"). The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases, and is expected to impact mainly the accounting treatment applied by the lessee in a lease transaction.

IFRS 16 changes the existing guidance in IAS 17 and requires lessees to recognize a lease liability that reflects future lease payments and a "right-of-use asset" in all lease contracts (except for the following), with no distinction between financing and capital leases. IFRS 16 exempts lessees in short-term leases or the when underlying asset has a low value.

IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

IFRS 16 also changes the definition of a "lease" and the manner of assessing whether a contract contains a lease.

IFRS 16 will be effective retrospectively for annual periods beginning on or after January 1, 2019, taking into account the reliefs specified in the transitional provisions of IFRS 16.

In respect of agreements in which the Company is the lessee, the Company elected to apply the standard for the first time by recognizing lease liabilities, for leases that were previously classified as operating leases, based on the present value of the remaining lease payments, discounted at the incremental interest rate of the lessee as at the date of first-time application. At the same time, the Company will recognize a right-of-use asset at an amount equal to the amount of the lease liabilities, adjusted to reflect any prepaid or accrued lease payments in respect of those leases. As a result, the application of the standard is not expected to have an effect on the retained earnings balance.

As part of the first-time application of the standard, the Company has elected to apply the following practical expedients:

In respect of leases in which the Company is the lessee, to apply a single discount rate to a portfolio of leases with reasonably similar characteristics.

For leases in which the Company is the lessee, not to recognize a right-of-use asset and a lease liability in respect of leases whose lease period ends within 12 months of the date of initial application.

For leases in which the Company is the lessee, to exclude initial direct costs from the measurement of the right-of-use asset upon initial application.

For leases in which the Company is the lessee, to use hindsight in determining the lease term where the contract includes extension or termination options.

Furthermore, it should be noted that the Company elected to apply the exemption regarding the recognition of short-term leases and leases in which the value of the underlying asset is low.

Based on its assessment to date, upon application of IFRS 16 on January 1, 2019, right-of-use lease assets and lease liabilities totaling approximately $166 thousand will be recognized in the consolidated statement of financial position.

The main expected effects of the application of the standard on the consolidated statement of income or loss for the year 2019 are a decrease of app. $ 104 thousand in lease expenses (which are classified proportionately into the Company's cost of sale and operating expenses), an increase of $87 thousand in depreciation costs and an increase of approximately $7 thousand in financing expenses. Overall, the expected effect of the standard's application on the consolidated statement of income or loss for the year 2019 is an increase of app. $10 thousand in loss.

Furthermore, in the opinion of the Company's management, the principal expected effects of the standard's application on the consolidated statement of cash flow for the year 2019 will be an increase in cash flow from operating activities and a decrease in cash flow from financing activities totaling approximately $7 thousand.

2)	IFRIC 23, "Uncertainty Over Income Tax Treatments" (hereinafter - "IFRIC 23")

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties in income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. Insofar, as it is probable that the tax authority will accept the entity's tax position, the entity will recognize the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the entity's tax position, the entity is required to reflect the uncertainty in its accounts by using one of the following methods: the most likely outcome or the expected value. IFRIC 23 clarifies that when the entity examines whether or not it is probable that the tax authority will accept the entity's position, it is assumed that the tax authority with the right to examine any amounts reported to it will examine those amounts and that it has full knowledge of all relevant information when doing so. Furthermore, according to IFRIC 23 an entity has to consider changes in circumstances and new information that may change its assessment. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. The application of this standard is expected to have negligible impact on the Company's financial statements.